Shareholders' Equity - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series F [Member]	Dec. 31, 2012 Series G [Member]	Dec. 31, 2012 Series F and Series G [Member]	Dec. 31, 2011 Series A [Member]	Dec. 31, 2010 Series A [Member]	Dec. 31, 2006 Series A [Member]	Dec. 31, 2006 Series B [Member]	Dec. 31, 2008 Series D [Member]
Number of common stock shares authorized	4,000,000,000	4,000,000,000
Number of preferred stock shares authorized	50,000,000	50,000,000
Number of common stock shares outstanding	1,900,000,000	1,900,000,000
Number of common stock shares for future issuance	126,000,000	126,000,000
Company issued depositary Preferred Stock shares representing an ownership interest			44,000	43,400		6,764	5,746		40,000	20,000
Liquidation preference per share			$ 25,000	$ 25,000		$ 100,000		$ 100,000	$ 25,000	$ 25,000
Preferred stock dividend rate variable percentage			4.468%	4.86125%		1.02%		1.147%	0.60%	0.60%
Preferred stock dividend rate, fixed percentage			6.50%	6.00%		3.50%			3.50%	7.875%
Preferred stock dividend rate period			Three-month LIBOR plus	Three-month LIBOR plus		Three-month LIBOR plus		three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus
Redemption period of preferred stock					90 days
Preferred stock redemption date			Jan. 15, 2022	Apr. 15, 2017
Estimated repurchase of common stock shares	54,000,000
Preferred stock shares issued								5,000